CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating revenues:
Operating revenues	$ 3,775,247	$ 1,349,977	$ 2,012,356
Operating costs and expenses:
General and administrative	(488,127)	(423,225)	(426,407)
Payments to the Philippine Parties	(42,451)	(28,894)	(26,371)
Pre-opening costs	(43,994)	(15,585)	(4,157)
Development costs	(1,202)	0	(30,677)
Amortization of gaming subconcession	0	(32,785)	(57,276)
Amortization of land use rights	(22,670)	(22,662)	(22,832)
Depreciation and amortization	(520,726)	(466,492)	(499,739)
Property charges and other	(228,437)	(39,982)	(30,575)
Total operating costs and expenses	(3,710,288)	(2,093,082)	(2,589,807)
Operating income (loss)	64,959	(743,105)	(577,451)
Non-operating income (expenses):
Interest income	23,305	26,458	6,618
Interest expense, net of amounts capitalized	(492,391)	(376,722)	(350,544)
Other financing costs	(4,372)	(6,396)	(11,033)
Foreign exchange gains, net	2,232	3,904	4,566
Other income, net	2,748	3,930	3,082
Gain (loss) on extinguishment of debt	1,611	0	(28,817)
Total non-operating expenses, net	(466,867)	(348,826)	(376,128)
Loss before income tax	(401,908)	(1,091,931)	(953,579)
Income tax expense	(13,422)	(5,236)	(2,885)
Net loss	(415,330)	(1,097,167)	(956,464)
Net loss attributable to noncontrolling interests	88,410	166,641	144,713
Net loss attributable to Melco Resorts & Entertainment Limited	$ (326,920)	$ (930,526)	$ (811,751)
Net loss attributable to Melco Resorts & Entertainment Limited per share:
Basic	$ (0.249)	$ (0.669)	$ (0.566)
Diluted	$ (0.249)	$ (0.669)	$ (0.566)
Weighted average shares outstanding used in net loss attributable to Melco Resorts & Entertainment Limited per share calculation:
Basic	1,314,605,173	1,391,154,836	1,434,087,641
Diluted	1,314,605,173	1,391,154,836	1,434,087,641
Casino [Member]
Operating revenues:
Operating revenues	$ 3,077,312	$ 1,076,398	$ 1,676,263
Operating costs and expenses:
Cost of revenue	(2,034,848)	(912,839)	(1,320,882)
Rooms [Member]
Operating revenues:
Operating revenues	338,224	116,552	157,501
Operating costs and expenses:
Cost of revenue	(87,637)	(46,199)	(49,895)
Food and Beverage [Member]
Operating revenues:
Operating revenues	208,885	85,518	97,665
Operating costs and expenses:
Cost of revenue	(163,492)	(82,000)	(91,533)
Entertainment, Retail and Other [Member]
Operating revenues:
Operating revenues	150,826	71,509	80,927
Operating costs and expenses:
Cost of revenue	$ (76,704)	$ (22,419)	$ (29,463)